Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited):

	2013 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$18,527	$20,483	$20,629	$20,390
Gross profit	$5,095	$5,216	$5,309	$5,187
Net earnings attributable to PMI	$2,125	$2,124	$2,340	$1,987
Per share data:
Basic EPS	$1.28	$1.30	$1.44	$1.24
Diluted EPS	$1.28	$1.30	$1.44	$1.24
Dividends declared	$0.85	$0.85	$0.94	$0.94
Market price:
— High	$93.61	$96.73	$91.40	$91.81
— Low	$84.33	$86.05	$82.86	$83.81

	2012 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$18,022	$20,037	$19,592	$19,742
Gross profit	$5,006	$5,454	$5,336	$5,208
Net earnings attributable to PMI	$2,161	$2,317	$2,227	$2,095
Per share data:
Basic EPS	$1.25	$1.36	$1.32	$1.25
Diluted EPS	$1.25	$1.36	$1.32	$1.25
Dividends declared	$0.77	$0.77	$0.85	$0.85
Market price:
— High	$88.86	$91.05	$93.60	$94.13
— Low	$72.85	$81.10	$86.11	$82.10

Basic and diluted EPS are computed independently for each of the periods presented. Accordingly, the sum of the quarterly EPS amounts may not agree to the total for the year.
During 2013 and 2012, PMI recorded the following pre-tax charges in earnings:

	2013 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$3	$5	$—	$301

	2012 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$8	$8	$34	$33

See Note 5. Asset Impairment and Exit Costs for additional information on these pre-tax charges.

75